Investment Objectives and Goals	Dec. 30, 2025
F/m Compoundr Ultrashort Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr Ultrashort Treasury ETF (CPGV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr Ultrashort Treasury ETF (the “F/m Compoundr Ultrashort Treasury Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Ultra Short Treasury™ Index (NCPGV™).

F/m Compoundr Intermediate Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr Intermediate Treasury ETF (CPIT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr Intermediate Treasury ETF (the “F/m Compoundr Intermediate Treasury Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Intermediate-Term Treasury™ Index (NCPIT™).

F/m Compoundr Long Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr Long Treasury ETF (CPLT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr Long Treasury ETF (the “F/m Compoundr Long Treasury Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Long-Term Treasury™ Index (NCPLT™).